Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 126.7		$ 101.4
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	53.3	[1]	35.2	[1]
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 73.4		$ 66.2

[1]	Includes 1.3 million and 0.7 million common shares as of December 31, 2012 and 2011, respectively, to be distributed in common shares.